PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Target Asset Allocation for the Funded Defined Benefit Pension Plans (Details)	Dec. 31, 2017
United States
Disclosure of fair value of plan assets [line items]
Equity Securities	37.00%
Fixed Income Securities (including cash)	43.00%
Real Estate	3.00%
Other	17.00%
Total	100.00%
Canada
Disclosure of fair value of plan assets [line items]
Equity Securities	46.00%
Fixed Income Securities (including cash)	41.00%
Real Estate	8.00%
Other	5.00%
Total	100.00%
Brazil
Disclosure of fair value of plan assets [line items]
Equity Securities	1.00%
Fixed Income Securities (including cash)	93.00%
Real Estate	3.00%
Other	3.00%
Total	100.00%
Europe
Disclosure of fair value of plan assets [line items]
Equity Securities	3.00%
Fixed Income Securities (including cash)	71.00%
Real Estate	0.00%
Other	26.00%
Total	100.00%